FAIR VALUE MEASUREMENTS. (Details) - USD ($) $ in Thousands		Sep. 30, 2019		Dec. 31, 2018		Dec. 31, 2017
Assets:
Assets		$ 2,790		$ 15,022		$ 14,956
Liabilities:
Liabilities		(3,619)
Derivative Financial Instrument [Member]
Assets:
Assets		2,790	[1]	1,765	[1]	998
Liabilities:
Liabilities		(3,619)	[1]	(6,309)		(2,307)
Defined Benefit Plan Assets Large U.S. Equity [Member]
Assets:
Assets	[2],[3]			$ 3,621		$ 3,748
Liabilities:
Benefit plan allocation percentage	[2],[3]			27.00%		27.00%
Defined Benefit Plan Assets Small/Mid U.S. Equity [Member]
Assets:
Assets	[2],[4]			$ 1,844		$ 2,018
Liabilities:
Benefit plan allocation percentage	[2],[4]			14.00%		14.00%
Defined Benefit Plan Assets International Equity [Member]
Assets:
Assets	[2],[5]			$ 2,106		$ 2,528
Liabilities:
Benefit plan allocation percentage	[2],[5]			16.00%		18.00%
Defined Benefit Plan Assets Fixed Income [Member]
Assets:
Assets	[2],[6]			$ 5,686		$ 5,664
Liabilities:
Benefit plan allocation percentage	[2],[6]			43.00%		41.00%
Level 1 [Member]
Assets:
Assets		2,790		$ 1,765		$ 998
Liabilities:
Liabilities		(3,619)
Level 1 [Member] | Derivative Financial Instrument [Member]
Assets:
Assets		2,790	[1]	1,765	[1]	998
Liabilities:
Liabilities		(3,619)	[1]	(6,309)		(2,307)
Level 1 [Member] | Defined Benefit Plan Assets Large U.S. Equity [Member]
Assets:
Assets	[2],[3]
Level 1 [Member] | Defined Benefit Plan Assets Small/Mid U.S. Equity [Member]
Assets:
Assets	[2],[4]
Level 1 [Member] | Defined Benefit Plan Assets International Equity [Member]
Assets:
Assets	[2],[5]
Level 1 [Member] | Defined Benefit Plan Assets Fixed Income [Member]
Assets:
Assets	[2],[6]
Level 2 [Member]
Assets:
Assets				13,257		13,958
Liabilities:
Liabilities
Level 2 [Member] | Derivative Financial Instrument [Member]
Assets:
Assets			[1]		[1]
Liabilities:
Liabilities			[1]
Level 2 [Member] | Defined Benefit Plan Assets Large U.S. Equity [Member]
Assets:
Assets	[2],[3]			3,621		3,748
Level 2 [Member] | Defined Benefit Plan Assets Small/Mid U.S. Equity [Member]
Assets:
Assets	[2],[4]			1,844		2,018
Level 2 [Member] | Defined Benefit Plan Assets International Equity [Member]
Assets:
Assets	[2],[5]			2,106		2,528
Level 2 [Member] | Defined Benefit Plan Assets Fixed Income [Member]
Assets:
Assets	[2],[6]			5,686		5,664
Level 3 [Member]
Assets:
Assets
Liabilities:
Liabilities
Level 3 [Member] | Derivative Financial Instrument [Member]
Assets:
Assets			[1]		[1]
Liabilities:
Liabilities			[1]
Level 3 [Member] | Defined Benefit Plan Assets Large U.S. Equity [Member]
Assets:
Assets	[2],[3]
Level 3 [Member] | Defined Benefit Plan Assets Small/Mid U.S. Equity [Member]
Assets:
Assets	[2],[4]
Level 3 [Member] | Defined Benefit Plan Assets International Equity [Member]
Assets:
Assets	[2],[5]
Level 3 [Member] | Defined Benefit Plan Assets Fixed Income [Member]
Assets:
Assets	[2],[6]

[1]	Included in derivative instruments in the consolidated balance sheets.
[2]	See Note 9 for accounting discussion.
[3]	This category includes investments in funds comprised of equity securities of large U.S. companies. The funds are valued using the net asset value method in which an average of the market prices for the underlying investments is used to value the fund.
[4]	This category includes investments in funds comprised of equity securities of small- and medium-sized U.S. companies. The funds are valued using the net asset value method in which an average of the market prices for the underlying investments is used to value the fund.
[5]	This category includes investments in funds comprised of equity securities of foreign companies including emerging markets. The funds are valued using the net asset value method in which an average of the market prices for the underlying investments is used to value the fund.
[6]	This category includes investments in funds comprised of U.S. and foreign investment-grade fixed income securities, high-yield fixed income securities that are rated below investment-grade, U.S. treasury securities, mortgage-backed securities, and other asset-backed securities. The funds are valued using the net asset value method in which an average of the market prices for the underlying investments is used to value the fund.